General Information	12 Months Ended
Jun. 30, 2026
Disclosure Of General Information About Financial Statements [Abstract]
General Information	General information
Harmony Gold Mining Company Limited (the company) and its subsidiaries (collectively Harmony or the group) are engaged in mining and related activities, including exploration, extraction, processing and the sale of mineral products. The group’s principal products are gold bullion and copper.
Gold bullion is produced at the group’s operations in South Africa and Papua New Guinea (PNG), while copper is produced at the
CSA mine in Australia. Silver and uranium are produced as by-products.
The company is a public company, incorporated and domiciled in South Africa. The address of its registered office is Randfontein
Office Park, Corner Main Reef Road and Ward Avenue, Randfontein, 1759.
The consolidated financial statements were authorised for issue by the board of directors on 23 October 2026.